GOODWILL AND INTANGIBLE ASSETS	12 Months Ended
Dec. 31, 2014
GOODWILL AND INTANGIBLE ASSETS [Abstract]
GOODWILL AND INTANGIBLE ASSETS

(7) GOODWILL AND INTANGIBLE ASSETS

The following table presents changes in goodwill:

	December 31,
	2013	2014
Goodwill at the beginning of the year	77,782,117	96,255,546
Additions due to acquisition	18,473,429	90,590,680
Impairment of goodwill	-	(5,524,213)
Goodwill at the end of the year	96,255,546	181,322,013

No impairment charge for goodwill was recorded for the years ended December 31, 2012 and 2013. Impairment charge of RMB5,524,213 for goodwill of the Group's air business reporting unit was recorded for the year ended December 31, 2014 as the implied fair value of the air business reporting unit's goodwill was lower than its carrying amount.

The Group's intangible assets with indefinite lives related to the trade name acquired from Beijing Yuanfang Wangjing Information Consulting Co., Ltd (“Yuanfang”) in 2010. During the years ended December 31, 2013 and 2014, the Group recorded impairment charges of RMB1,740,000 and Nil, respectively, for the carrying value of the Yuanfang trade name as the carrying amounts exceeded its fair value included in “charges related to property and equipment and intangible assets” in the consolidated statements of comprehensive income/(loss).

Intangible assets with indefinite lives from acquisitions consisted of the following:

	December 31,
	2013	2014
Trade name	1,740,000	-
Less: charges related to intangible assets	(1,740,000)	-
Total intangible assets with indefinite lives, net	-	-

The Group's intangible assets with definite lives related to customer lists, trade names and internet domain names consist of those acquired in the acquisitions of Yuanfang, Sunny China and two train travel information sites during the year ended December 31, 2010 and Holsun during the year ended December 31, 2012, internet domain names purchased during the year ended December 31, 2012, trade name and self-developed software acquired in the acquisition of 2013 Acquired Company during the year ended December 31, 2013, as well as trade name acquired in the acquisition of 2014 Acquired Company during the year ended December 31, 2014.

Intangible assets with definite lives from acquisitions consisted of the followings:

	December 31,
	2013	2014
Customer lists	9,191,240	9,191,240
Trade names	9,776,912	86,466,912
Copyrights	192,000	192,000
Internet domain names	3,903,650	3,903,650
Self-developed software	4,828,942	4,828,942
Others	-	101,300
Less: accumulated amortization	(10,972,032)	(19,380,870)
charges related to intangible assets	(554,567)	(554,567)
Total intangible assets with definite lives, net	16,366,145	84,748,607

Useful lives of intangible assets with definite lives, in years	3-5	3-5

For the years ended December 31, 2012, 2013 and 2014, the Group recorded impairment charges of RMB377,567, RMB177,000 and Nil, respectively, which were included in “charges related to property and equipment and intangible assets” in the consolidated statements of comprehensive income/(loss).

Amortization expenses were RMB1,056,197, RMB3,964,862 and RMB8,669,777, respectively, for the years ended December 31, 2012, 2013 and 2014. The annual estimated amortization expense of the acquired intangible assets for each of the next five years is as follows:

Amortization
2015	20,976,480
2016	18,454,415
2017	16,572,012
2018	15,912,230
2019	12,833,470
Total	84,748,607